UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2008
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Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
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Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:  Kim Van Tonder
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Title: Head of Compliance
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Phone: +44(20) 7659-4250
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Signature, Place, and Date of Signing:

/s/ Kim Van Tonder
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[Signature]

London, England
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[City, State]

October 13th, 2008
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:

         None
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Form 13F Information Table Entry Total:

         14
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Form 13F Information Table Value Total:

$1,422,890,272.18
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                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------

CONOCOPHILLIPS        COMMON         20825C10 A     164,995       2,252,497   SH          SOLE                   2,252,497

ALCOA INC             COMMON         01381710 A     182,039       8,061,956   SH          SOLE                   8,061,956

HUMAN GENOME SCI      COMMON         44490310 F      58,071       9,144,986   SH          SOLE                   9,144,986

HOME DEPOT INC        COMMON         43707610 A     107,086       4,136,192   SH          SOLE                   4,136,192

WILLIAMS SONOMA INC   COMMON         96990410 A     113,456       7,012,091   SH          SOLE                   7,012,091

DIRECTV GROUP INC     COMMON         25459L10 A     130,069       4,968,263   SH          SOLE                   4,968,263

INTERPUBLIC GROUP     COMMON         46069010 A         223          28,827   SH          SOLE                      28,827

                      COMMON
                      (PAIRED
CARNIVAL CORP         STOCK)         14365830 A     143,599       4,062,196   SH          SOLE                   4,062,196


CLEARWIRE CORP        CLASS A        18538530 F      37,838       3,185,005   SH          SOLE                   3,185,005

EXELON CORP           COMMON         30161N10 A     124,495       1,988,107   SH          SOLE                   1,988,107

UCBH HOLDINGS INC     COMMON         90262T30 F      42,466       6,583,964   SH          SOLE                   6,583,964

ST JOE CO             COMMON         79014810 A      91,154       2,331,898   SH          SOLE                   2,331,898

INTEL CORP            COMMON         45814010 F     227,345      12,137,998   SH          SOLE                  12,137,998

PUBLICARD INC         COMMON         74462710 A          55       2,735,500   SH          SOLE                   2,735,500



